Income Taxes - deferred tax assets and (liabilities) (Details) - USD ($)	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019
Deferred tax assets/(liability):
Total deferred tax asset	$ 122,876		$ 0
Valuation allowance	(122,876)		0
Deferred tax asset, net of allowance	$ 0		$ 0
Blade Urban Air Mobility [Member]
Deferred tax assets/(liability):
Net operating loss carryforwards		$ 9,769,000		$ 7,339,000
Stock-based compensation		231,000		199,000
Amortization of intangibles		71,000		45,000
Total deferred tax asset		10,071,000		7,583,000
Valuation allowance		(10,042,000)		(7,493,000)
Deferred tax asset, net of allowance		29,000		90,000
Deferred tax liabilities:
Property and equipment		(29,000)		(90,000)
Tax deferred tax liabilities		$ (29,000)		$ (90,000)